Lease commitments (Analysis of Leased Assets Under Capital Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Class of property
Less - Accumulated depreciation	¥ (28,703)	¥ (27,738)
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	19,702	19,760
Building
Class of property
Capital leased assets, gross	18,775	18,411
Machinery and equipment
Class of property
Capital leased assets, gross	¥ 29,630	¥ 29,087